Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2019
Prospectus Date	rr_ProspectusDate	Jan. 30, 2019
Touchstone Active Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE ACTIVE BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Active Bond Fund (the “Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 448% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	448.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in bonds. This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders. Bonds include mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities. The Fund may engage in frequent and active trading as part of its principal investment strategies.

In deciding what securities to buy and sell for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund’s portfolio.  Fort Washington follows a disciplined sector allocation process in order to build a diversified portfolio of investments.

In building the Fund’s portfolio, Fort Washington primarily invests in investment-grade debt securities, but may invest up to 30% of the Fund's total assets in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization (“NRSRO”).  Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund may also invest up to 20% of its total assets in foreign-issued debt securities denominated in either the U.S. dollar or a foreign currency.  Foreign-issued debt securities may include debt securities of emerging market countries.

Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions and reverse repurchase agreements, and in derivatives, including forwards, futures contracts, interest rate and credit default swap agreements, and options. These investments may be used to gain or hedge market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•
Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•	Futures Contracts Risk: The risks associated with the Fund’s futures positions include liquidity and counterparty risks associated with derivative instruments.

•
Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid.

•
Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•
Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

•
Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

•
Sovereign Debt Risk: The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers.

Leverage Risk: Leverage occurs when the Fund uses borrowings, derivatives (such as futures or options), or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund's initial investment. The use of leverage magnifies changes in the Fund's net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Mortgage Dollar Roll Risk: Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund held.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
On January 27, 2017, the Touchstone Active Bond Fund, previously a series of Touchstone Investment Trust (the "Predecessor Fund"), was reorganized into the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund.  Financial and performance information prior to January 27, 2017 is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays U.S. Aggregate Bond Index.  The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays U.S. Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Active Bond Fund — Class A Shares Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Third Quarter 2009 7.14%	Worst Quarter: Second Quarter 2013 (2.18)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception date of Class Y shares and Institutional Class shares of the Fund was April 12, 2012. Class Y and Institutional Class shares' performance information was calculated using the historical performance of Class A shares for the periods prior to April 12, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class Y and Institutional Class shares.

1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Touchstone Active Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Touchstone Active Bond Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TOBAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	724
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,371
Annual Return 2009	rr_AnnualReturn2009	18.02%
Annual Return 2010	rr_AnnualReturn2010	7.72%
Annual Return 2011	rr_AnnualReturn2011	8.17%
Annual Return 2012	rr_AnnualReturn2012	5.75%
Annual Return 2013	rr_AnnualReturn2013	(0.61%)
Annual Return 2014	rr_AnnualReturn2014	4.25%
Annual Return 2015	rr_AnnualReturn2015	(0.80%)
Annual Return 2016	rr_AnnualReturn2016	5.12%
Annual Return 2017	rr_AnnualReturn2017	3.50%
Annual Return 2018	rr_AnnualReturn2018	(1.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.18%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.59%)
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	4.26%
Touchstone Active Bond Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.64%)
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	2.90%
Touchstone Active Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.91%)
5 Years	rr_AverageAnnualReturnYear05	0.25%
10 Years	rr_AverageAnnualReturnYear10	2.76%
Touchstone Active Bond Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TODCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.80%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.66%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 269
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	553
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	962
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,104
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	553
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	962
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,104
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.66%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Touchstone Active Bond Fund | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TOBYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.66%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 878
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.69%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	4.95%
Touchstone Active Bond Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TOBIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	364
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 826
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.66%)
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	5.01%
Touchstone Arbitrage Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE ARBITRAGE FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Arbitrage Fund (the “Fund”) seeks to achieve positive absolute returns over the long-term regardless of market conditions.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 254% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	254.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests, under normal market conditions, in equity securities of U.S. and foreign issuers.  This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders. Equity securities include common stock and preferred stock.

The Fund’s sub-advisor, Longfellow Investment Management Co., LLC (“Longfellow”), seeks to purchase securities of companies that are involved in various types of corporate restructuring, such as tender offers publicly announced mergers, takeovers, and stock buybacks, convertible bonds, preferred stock, special purpose acquisition companies (SPACs), debt restructurings, minority purchases, leveraged buyouts, spinoffs, liquidations and other types of arbitrage investments.  Merger arbitrage is an investment strategy designed to profit from the successful completion of these types of transactions.  Longfellow also participates in other forms of arbitrage.  The Fund is permitted to hold long and short equity positions, foreign securities including foreign depositary receipts, restricted securities including 144A securities (securities issued pursuant to Rule 144A under the Securities Act of 1933), and convertible securities.  The Fund invests in companies of any size in seeking to achieve its investment goal.

In acting on merger arbitrage opportunities, Longfellow buys securities of companies being acquired (the “target company”) in publicly announced transactions where the terms of the transaction have been largely defined and disclosed.  Longfellow engages in selling securities short when the terms of a proposed corporate reorganization require the exchange of common stock and/or other securities.  In such a case, the common stock of the target company is purchased and, at approximately the same time, some amount of the acquiring company’s common stock and/or other securities are sold short depending on the terms of the transaction.  The Fund’s investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company.  Under normal market conditions, securities of companies that are involved in various types of corporate restructurings are expected to represent 60% or more of the Fund’s assets under management. The Fund engages in frequent and active trading of portfolio securities as a part of its principal investment strategy.

Dependent upon the level of corporate restructuring activity, the market, or other conditions and as determined by Longfellow, in addition to equities, the Fund invests in any combination of cash, cash equivalents and/or fixed-income securities, including investment-grade corporate bonds, non-investment-grade debt securities (also known as junk bonds), and convertible bonds. The Fund also gains exposure to fixed-income securities through investments in other registered investment companies, specifically closed-end funds.

The Fund is non-diversified and invests a significant percentage of its assets in the securities of a single company or in the securities of a smaller number of companies than a diversified fund.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•
Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Other Investment Companies Risk: The Fund’s investments in other investment companies will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund's investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear their proportionate share of the fees and expenses of the Fund and, indirectly, the fees and expenses of the investment companies.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements. Investing in Rule 144A securities may reduce the liquidity of the Fund's portfolio if an adequate institutional trading market for these securities does not exist. Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.

Short Sales Risk: In a short sale, the Fund sells a security or other financial instrument, such as a futures contract, that it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. If the price of the security sold short rises between the time the Fund sells the security short and the time the Fund replaces the security sold short, the Fund will realize a loss on the transaction.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.  The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and since inception compare with the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Arbitrage Fund — Class A Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Fourth Quarter 2015 2.33%	Worst Quarter: Fourth Quarter 2018 (2.24)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

Touchstone Arbitrage Fund | BofA Merrill Lynch Three-Month U.S. Treasury Bill Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Touchstone Arbitrage Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMARX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.71%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.26%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.93%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,621
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,941
Annual Return 2014	rr_AnnualReturn2014	(1.04%)
Annual Return 2015	rr_AnnualReturn2015	2.53%
Annual Return 2016	rr_AnnualReturn2016	4.75%
Annual Return 2017	rr_AnnualReturn2017	0.12%
Annual Return 2018	rr_AnnualReturn2018	(2.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.24%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.39%)
5 Years	rr_AverageAnnualReturnYear05	(0.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.44%)
Touchstone Arbitrage Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.93%)
5 Years	rr_AverageAnnualReturnYear05	(1.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.19%)
Touchstone Arbitrage Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.60%)
Touchstone Arbitrage Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMACX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.86%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.68%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 371
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,173
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	271
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	869
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,173
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.55%)
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)
Touchstone Arbitrage Fund | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMAYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.61%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,911
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.47%)
5 Years	rr_AverageAnnualReturnYear05	1.00%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Touchstone Arbitrage Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TARBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.24%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.56%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	847
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,854
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.37%)
5 Years	rr_AverageAnnualReturnYear05	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Touchstone Anti-Benchmark International Core Equity Fund Series
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE ANTI-BENCHMARK® INTERNATIONAL CORE EQUITY FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Anti-Benchmark® International Core Equity Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus on page 98 and Statement of Additional Information ("SAI") on page 102. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  The Fund recently commenced operations and therefore does not yet have a portfolio turnover rate.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of non-U.S. issuers. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund pursues its objective by seeking to track the net total return, before fees and expenses, of the TOBAM Anti–Benchmark® International Core Equity Index (the "Index"). The Index is a proprietary rules–based index created by the Fund's sub–advisor, TOBAM S.A.S. ("TOBAM"), which is designed to create a more diversified portfolio of equity securities of non-U.S. issuers relative to traditional market capitalization weighted benchmarks. The Fund intends to fully replicate the Index to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as the Index.

The equity securities that comprise the Index primarily include common and preferred stock of non-U.S. companies that trade on foreign exchanges. TOBAM may replace the common or preferred stock of a foreign issuer with a depositary receipt when it deems the depositary receipt to be more liquid than the corresponding stock. In determining whether a company is foreign, TOBAM primarily looks to both the country of incorporation and the main listing country. If both of these countries are non-U.S., the company is considered non-U.S. for purposes of inclusion in the Index. The Index is comprised of securities of issuers located in developed markets. TOBAM considers the following countries to be developed markets for these purposes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The Index is based on TOBAM's proprietary quantitative model, which selects and weights companies to maximize diversification. TOBAM quantitatively selects securities, subject to certain constraints, that maximize the portfolio's patented Diversification Ratio®, a proprietary mathematical metric based on the volatility of each Index constituent and its correlation to the other Index constituents. Such constraints include a minimum and maximum weight for any given stock, as well as geographic and country constraints. TOBAM's Anti-Benchmark® strategy seeks to avoid the concentration risk that exists in traditional market capitalization-weighted indices through its quantitative approach to diversification.

The Index typically is reconstituted (i.e., Index constituents are added or deleted and weights are reset) monthly. The Fund is rebalanced following the same schedule as the Index.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipt Risk: Foreign receipts, which include American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

Investment Advisor Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Passive Investment Risk: As the Fund is intended to track the Index, portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.

Quantitative Strategy Risk:  TOBAM uses proprietary statistical analyses and models to construct the Index, which the Fund seeks to track.  A securities portfolio selected using TOBAM’s proprietary models can perform differently than the market as a whole as a result of the correlation factors used in the analysis to construct the models, the weight placed on each factor, and changes in the factors' historical trends. As a result, the Fund may be more or less exposed to a risk factor than its individual holdings.

Tracking Error Risk: As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund’s performance information is only shown when it has had a full calendar year of operations.  Since the Fund recently commenced operations, there is no performance information included in this prospectus.

Touchstone Anti-Benchmark International Core Equity Fund Series | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TYBAX
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.62%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.69%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 303
Touchstone Anti-Benchmark International Core Equity Fund Series | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TIABX
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.52%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271
Touchstone Anti-Benchmark US Core Equity Fund Series
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE ANTI-BENCHMARK® US CORE EQUITY FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Anti-Benchmark® US Core Equity Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus on page 98 and Statement of Additional Information ("SAI") on page 102. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. The Fund recently commenced operations and therefore does not yet have a portfolio turnover rate.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in U.S. equity securities. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund pursues its objective by seeking to track the total return, before fees and expenses, of the TOBAM Anti–Benchmark® US Core Equity Index (the "Index"). The Index is a proprietary rules–based index created by the Fund's sub–advisor, TOBAM S.A.S. ("TOBAM"), that is designed to create a more diversified equity portfolio of U.S. equity securities relative to traditional market capitalization weighted benchmarks. The Fund intends to fully replicate the Index to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as the Index.

The equity securities that comprise the Index include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter.

The Index is based on TOBAM's proprietary quantitative model, which selects and weights companies to maximize diversification. TOBAM quantitatively selects securities, subject to certain constraints, that maximize the portfolio's patented Diversification Ratio®, a proprietary mathematical metric based on the volatility of each Index constituent and its correlation to the other Index constituents. Such constraints include a minimum and maximum weight for any given stock. TOBAM's Anti-Benchmark® strategy seeks to avoid the concentration risk that exists in traditional market capitalization-weighted indices through its quantitative approach to diversification.

The Index typically is reconstituted (i.e., Index constituents are added or deleted and weights are reset) monthly. The Fund will be rebalanced following the same schedule as the Index.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Investment Advisor Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Passive Investment Risk: As the Fund is intended to track the Index, portfolio managers do not attempt to take defensive positions under any market conditions, including during declining markets.

Quantitative Strategy Risk:  TOBAM uses proprietary statistical analyses and models to construct the Index, which the Fund seeks to track.  A securities portfolio selected using TOBAM’s proprietary models can perform differently than the market as a whole as a result of the correlation factors used in the analysis to construct the models, the weight placed on each factor, and changes in the factors' historical trends. As a result, the Fund may be more or less exposed to a risk factor, such as sector risk, than its individual holdings.

Tracking Error Risk: As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund’s performance information is only shown when it has had a full calendar year of operations.  Since the Fund recently commenced operations, there is no performance information included in this prospectus.

Touchstone Anti-Benchmark US Core Equity Fund Series | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TABYX
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.54%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 253
Touchstone Anti-Benchmark US Core Equity Fund Series | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TABOX
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.44%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 222
Touchstone Emerging Markets Small Cap Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE EMERGING MARKETS SMALL CAP FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Emerging Markets Small Cap Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of small-cap companies located in emerging markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of this Fund, small-cap companies are those companies with market capitalizations at the time of investment either (1) below $5 billion, or (2) below the market capitalization of the largest company within the Morgan Stanley Capital International ("MSCI") Emerging Markets Small Cap Index, whichever is higher. The size of the companies in the MSCI Emerging Markets Small Cap Index will change with market conditions. Equity securities include common stocks and American Depositary Receipts ("ADRs"). The Fund generally expects to invest in a portfolio of approximately 80 to 100 issuers.

The Fund classifies emerging markets using the MSCI definition. As of December 31, 2018, the countries defined by MSCI as emerging markets were: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.The composition of the countries considered emerging markets by MSCI may change from time to time. The Fund will generally consider qualifying investments to be in companies that are organized under the laws of, or maintain their principal place of business in, an emerging market country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries.

The Fund may engage in frequent and active trading of portfolio securities as a part of its principal investment strategy.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the MSCI Emerging Markets Small Cap Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

On April 19, 2016, the Fund changed its name, principal investment strategies and sub-advisor. Consequently, prior performance may have been different if the Fund had been managed using the current sub-advisor and its emerging market strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the MSCI Emerging Markets Small Cap Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Emerging Markets Small Cap Fund — Class A Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Third Quarter 2010 18.39%	Worst Quarter: Third Quarter 2011 (18.02)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

Touchstone Emerging Markets Small Cap Fund | MSCI Emerging Markets Small Cap Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Small Cap Index* (reflects no deductions for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	(18.59%)
5 Years	rr_AverageAnnualReturnYear05	0.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Touchstone Emerging Markets Small Cap Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TEMAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.12%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.42%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.70%	[9],[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,310
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,450
Annual Return 2010	rr_AnnualReturn2010	17.73%
Annual Return 2011	rr_AnnualReturn2011	(15.47%)
Annual Return 2012	rr_AnnualReturn2012	18.73%
Annual Return 2013	rr_AnnualReturn2013	(13.51%)
Annual Return 2014	rr_AnnualReturn2014	(0.99%)
Annual Return 2015	rr_AnnualReturn2015	(18.34%)
Annual Return 2016	rr_AnnualReturn2016	2.52%
Annual Return 2017	rr_AnnualReturn2017	38.80%
Annual Return 2018	rr_AnnualReturn2018	(23.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.02%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(28.37%)
5 Years	rr_AverageAnnualReturnYear05	(3.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Touchstone Emerging Markets Small Cap Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(28.55%)
5 Years	rr_AverageAnnualReturnYear05	(3.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.68%)
Touchstone Emerging Markets Small Cap Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(16.66%)
5 Years	rr_AverageAnnualReturnYear05	(2.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.22%)
Touchstone Emerging Markets Small Cap Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TEFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.53%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.08%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.45%	[9],[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 348
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,232
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	248
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,376
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,232
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(25.31%)
5 Years	rr_AverageAnnualReturnYear05	(3.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.68%)
Touchstone Emerging Markets Small Cap Fund | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TEMYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.98%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.45%	[9],[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	777
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,191
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(23.79%)
5 Years	rr_AverageAnnualReturnYear05	(2.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Touchstone Emerging Markets Small Cap Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMEIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.81%	[9]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.51%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%	[9],[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,660
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(23.62%)
5 Years	rr_AverageAnnualReturnYear05	(2.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.49%
Touchstone High Yield Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE HIGH YIELD FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone High Yield Fund (the “Fund”) seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment-grade debt securities.  This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  The Fund generally invests in non-investment-grade debt securities of domestic corporations.  Non-investment-grade debt securities are higher risk, lower quality securities, often referred to as “junk bonds,” and are considered speculative.  They are rated below BBB- by Standard & Poor's Ratings Services and Fitch Ratings, Inc. or below Baa3 by Moody's Investors Services, Inc.

In selecting securities for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities.  Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
On January 27, 2017, the Touchstone High Yield Fund, previously a series of Touchstone Investment Trust (the "Predecessor Fund"), was reorganized into the Fund. As a result of the reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund.  Financial and performance information prior to January 27, 2017 is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the ICE BofA Merrill Lynch High Yield Cash Pay Index.  The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the ICE BofA Merrill Lynch High Yield Cash Pay Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone High Yield Fund — Class A Shares Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Second Quarter 2009 22.23%	Worst Quarter: Third Quarter 2015 (5.99)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception date of Institutional Class shares of the Fund was January 27, 2012. Institutional Class shares' performance information was calculated using the historical performance of Class A shares for the periods prior to January 27, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Institutional Class shares.

Touchstone High Yield Fund | BofA Merrill Lynch High Yield Cash Pay Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.26%)
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	10.89%
Touchstone High Yield Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	THYAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	578
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,705
Annual Return 2009	rr_AnnualReturn2009	52.50%
Annual Return 2010	rr_AnnualReturn2010	13.34%
Annual Return 2011	rr_AnnualReturn2011	5.48%
Annual Return 2012	rr_AnnualReturn2012	12.91%
Annual Return 2013	rr_AnnualReturn2013	5.45%
Annual Return 2014	rr_AnnualReturn2014	1.65%
Annual Return 2015	rr_AnnualReturn2015	(5.07%)
Annual Return 2016	rr_AnnualReturn2016	11.61%
Annual Return 2017	rr_AnnualReturn2017	6.70%
Annual Return 2018	rr_AnnualReturn2018	(3.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.99%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.84%)
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	8.69%
Touchstone High Yield Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.71%)
5 Years	rr_AverageAnnualReturnYear05	(1.04%)
10 Years	rr_AverageAnnualReturnYear10	6.04%
Touchstone High Yield Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.61%)
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
10 Years	rr_AverageAnnualReturnYear10	5.82%
Touchstone High Yield Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	THYCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.80%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	608
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,059
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,311
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	608
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,059
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,311
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.84%)
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Touchstone High Yield Fund | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	THYYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,077
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.99%)
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	9.50%
Touchstone High Yield Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	THIYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.72%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	418
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 939
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.80%)
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	9.49%
Touchstone Impact Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE IMPACT BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Impact Bond Fund (the “Fund”) (formerly, Touchstone Total Return Bond Fund) seeks current income. Capital appreciation is a secondary goal.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds. More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Fixed-income securities primarily consist of U.S. government obligations, corporate debt obligations (including non-investment-grade corporate debt obligations), mortgage-backed securities, and asset-backed securities.  U.S. government obligations include direct government obligations and those of government agencies and instrumentalities.  Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments of U.S. corporations.  Investment-grade fixed-income securities include securities rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated by S&P or Moody’s, determined by the sub-advisor, EARNEST Partners LLC ("EARNEST"), to be of comparable quality.

The Fund will generally invest at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment-grade debt securities, which are sometimes referred to as “junk bonds.”

The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms.  In addition, these securities may make principal payments that are fixed, variable, or both.  The Fund may also invest in mortgage dollar rolls and zero coupon securities.  The Fund can invest in securities of any maturity.

EARNEST believes that entities that are cognizant of environmental, social, and governance ("ESG") issues tend to be more successful over time. As a result, EARNEST prefers to invest in government programs and companies that have sustainable operating models and seek to achieve positive aggregate societal impact. This inclusive approach views positive impact characteristics as additive to an investment’s risk/return profile. When assessing an investment's impact profile, EARNEST considers a wide range of factors, including but not limited to support for economic development, home ownership, and job creation.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

Impact Investing Risk: The Fund’s ESG screening criteria may cause the Fund to forgo opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and countries. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•
Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

Mortgage Dollar Roll Risk: Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund held.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of the Fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of the Fund.

U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
On August 1, 2011, the EARNEST Partners Fixed Income Trust (the “Predecessor Fund”), a series of the Nottingham Investment Trust II, was reorganized into the Fund.  Prior to the reorganization, the Predecessor Fund had an investment goal and principal investment strategies similar to those of the Fund.  Performance information presented prior to August 1, 2011 is that of the Predecessor Fund.

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays U.S. Aggregate Bond Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Bloomberg Barclays U.S. Aggregate Bond Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Impact Bond Fund — Class Y Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Third Quarter 2009 7.77%	Worst Quarter: Fourth Quarter 2016 (2.91)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class Y shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Y shares' after-tax returns.

The inception dates of Class A shares, Class C shares and Institutional Class shares were August 16, 2010, August 1, 2011 and August 1, 2011, respectively. Class A , Class C and Institutional Class shares' performance was calculated using the historical performance of Class Y shares for the periods prior to August 16, 2010, August 1, 2011 and August 1, 2011, respectively. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C and Institutional Class shares.

Touchstone Impact Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Touchstone Impact Bond Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TCPAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	560
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	856
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,698
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.81%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	4.20%
Touchstone Impact Bond Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TCPCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 263
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	750
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,365
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,023
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	750
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,365
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,023
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.83%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Touchstone Impact Bond Fund | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TCPYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	366
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 828
Annual Return 2009	rr_AnnualReturn2009	16.90%
Annual Return 2010	rr_AnnualReturn2010	9.08%
Annual Return 2011	rr_AnnualReturn2011	8.10%
Annual Return 2012	rr_AnnualReturn2012	5.71%
Annual Return 2013	rr_AnnualReturn2013	(2.17%)
Annual Return 2014	rr_AnnualReturn2014	6.67%
Annual Return 2015	rr_AnnualReturn2015	(0.20%)
Annual Return 2016	rr_AnnualReturn2016	2.85%
Annual Return 2017	rr_AnnualReturn2017	3.94%
Annual Return 2018	rr_AnnualReturn2018	0.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.91%)
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Touchstone Impact Bond Fund | Class Y | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.01%)
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Touchstone Impact Bond Fund | Class Y | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Touchstone Impact Bond Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TCPNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	325
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 740
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.25%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	5.07%
Touchstone Merger Arbitrage Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE MERGER ARBITRAGE FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Merger Arbitrage Fund (the “Fund”) seeks to achieve positive absolute returns regardless of market conditions over the long-term.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 214% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	214.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund primarily invests, under normal market conditions, in equity securities of U.S. and foreign issuers. This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders. Equity securities include common stock, preferred stock, and warrants.

The Fund’s sub-advisor, Longfellow Investment Management Co., LLC ("Longfellow"), seeks to purchase companies that are involved in various types of corporate restructurings, such as tender offers, publicly announced mergers, takeovers, and stock buybacks, convertible bonds, preferred stock, special purpose acquisition companies (SPACs), debt restructurings, minority purchases, leveraged buyouts, spinoffs, liquidations and other types of arbitrage investments.  Merger arbitrage is an investment strategy designed to profit from the successful completion of such transactions. Longfellow also participates in other forms of arbitrage. The Fund is permitted to hold long and short equity positions, foreign securities including foreign depositary receipts and restricted securities including Rule 144A securities (securities issued pursuant to Rule 144A of the Securities Act of 1933).  The Fund invests in companies of any size in seeking to achieve its investment goal and the Fund will regularly invest in small to medium capitalization companies.

In acting on merger arbitrage opportunities, Longfellow buys securities of companies being acquired (the “target company”) in publicly announced transactions where the terms of the transaction have been largely defined and disclosed.  Longfellow engages in selling securities short when the terms of a proposed corporate reorganization require the exchange of common stock and/or other securities.  In such a case, the common stock of the target company is purchased and, at approximately the same time, some amount of the acquiring company’s common stock and/or other securities are sold short depending on the terms of the transaction.  The Fund’s investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of the securities of the target company and the value that is offered for these securities by the acquiring company.  Under normal market conditions, securities of companies that are involved in various types of corporate restructurings are expected to represent 60% or more of the Fund’s assets under management. The Fund engages in frequent and active trading of portfolio securities as a part of its principal investment strategy.
Dependent upon the level of corporate restructuring activity, the market, or other conditions and as determined by Longfellow, in addition to equities, the Fund invests in any combination of cash, cash equivalents and/or fixed-income securities, including investment-grade corporate bonds, non-investment-grade debt securities (also known as junk bonds), and convertible bonds. The Fund may also gain exposure to fixed-income securities through investments in other registered investment companies, specifically closed-end funds.

The Fund is non-diversified and invests a significant percentage of its assets in the securities of a single company.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

•
Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Other Investment Companies Risk: The Fund’s investments in other investment companies will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund's investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear their proportionate share of the fees and expenses of the Fund and, indirectly, the fees and expenses of the investment companies.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Preferred Stock Risk: In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements. Investing in Rule 144A securities may reduce the liquidity of the Fund's portfolio if an adequate institutional trading market for these securities does not exist. Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.

Short Sales Risk: In a short sale, the Fund sells a security or other financial instrument, such as a futures contract, that it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. If the price of the security sold short rises between the time the Fund sells the security short and the time the Fund replaces the security sold short, the Fund will realize a loss on the transaction.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Merger Arbitrage Fund — Class A Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: First Quarter 2012 2.14%	Worst Quarter: Fourth Quarter 2018 (1.57)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

Touchstone Merger Arbitrage Fund | BofA Merrill Lynch Three-Month U.S. Treasury Bill Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
Touchstone Merger Arbitrage Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMGAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.38%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.21%	[13]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.08%	[13],[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,145
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,614
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,907
Annual Return 2012	rr_AnnualReturn2012	4.28%
Annual Return 2013	rr_AnnualReturn2013	4.66%
Annual Return 2014	rr_AnnualReturn2014	(1.43%)
Annual Return 2015	rr_AnnualReturn2015	1.61%
Annual Return 2016	rr_AnnualReturn2016	4.07%
Annual Return 2017	rr_AnnualReturn2017	1.19%
Annual Return 2018	rr_AnnualReturn2018	(2.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.57%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.75%)
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.24%
Touchstone Merger Arbitrage Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.20%)
5 Years	rr_AverageAnnualReturnYear05	(1.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.49%
Touchstone Merger Arbitrage Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.49%)
5 Years	rr_AverageAnnualReturnYear05	(0.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%
Touchstone Merger Arbitrage Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMGCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.38%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.96%	[13]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.83%	[13],[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 386
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	903
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,546
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,271
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	286
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	903
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,546
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,271
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.79%)
5 Years	rr_AverageAnnualReturnYear05	(0.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%
Touchstone Merger Arbitrage Fund | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMGYX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.38%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.79%	[13]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.79%	[13],[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,105
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.86%)
5 Years	rr_AverageAnnualReturnYear05	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Touchstone Merger Arbitrage Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMGLX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.38%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%	[13]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.68%	[13],[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	540
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	934
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,037
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.77%)
5 Years	rr_AverageAnnualReturnYear05	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
TOUCHSTONE MID CAP FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE MID CAP FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Mid Cap Fund (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of medium capitalization U.S. listed companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of the Fund, a medium capitalization company has a market capitalization found within the range of market capitalizations represented in the Russell Midcap® Index (between $472 million to $35.62 billion as of December 31, 2018) at the time of purchase.  The size of the companies in the Russell Midcap® Index will change with market conditions.

The Fund’s sub-advisor, London Company of Virginia d/b/a/ The London Company (“The London Company”), seeks to purchase financially stable mid-cap companies that The London Company believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective market prices.  Guiding principles of The London Company’s mid-cap philosophy include (1) a focus on cash return on tangible capital, not earnings per share, (2) balance sheet optimization, (3) optimal diversification is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will typically hold securities of approximately 30 to 40 companies.  The London Company invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell Midcap® Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell Midcap® Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Mid Cap Fund - Class A Total Return as of December 31*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Third Quarter 2009 19.53%	Worst Quarter: Third Quarter 2011 (17.70)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception date of Institutional Class shares was January 27, 2012. Institutional Class shares' performance was calculated using the historical performance of Class Y shares for the periods prior to January 27, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Institutional Class shares.

TOUCHSTONE MID CAP FUND | Russell Midcap Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.06%)
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	14.03%
TOUCHSTONE MID CAP FUND | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMAPX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 620
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,192
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,034
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.97%)
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	11.84%
TOUCHSTONE MID CAP FUND | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.78%)
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years	rr_AverageAnnualReturnYear10	11.66%
TOUCHSTONE MID CAP FUND | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.72%)
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	9.90%
TOUCHSTONE MID CAP FUND | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMCJX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,110
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,403
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,110
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,403
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.05%)
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	11.62%
TOUCHSTONE MID CAP FUND | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMCPX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,277
Annual Return 2009	rr_AnnualReturn2009	16.76%
Annual Return 2010	rr_AnnualReturn2010	23.14%
Annual Return 2011	rr_AnnualReturn2011	1.70%
Annual Return 2012	rr_AnnualReturn2012	19.50%
Annual Return 2013	rr_AnnualReturn2013	35.09%
Annual Return 2014	rr_AnnualReturn2014	9.25%
Annual Return 2015	rr_AnnualReturn2015	(5.71%)
Annual Return 2016	rr_AnnualReturn2016	15.34%
Annual Return 2017	rr_AnnualReturn2017	19.93%
Annual Return 2018	rr_AnnualReturn2018	(3.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.35%)
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.17%)
5 Years	rr_AverageAnnualReturnYear05	6.86%
10 Years	rr_AverageAnnualReturnYear10	12.75%
TOUCHSTONE MID CAP FUND | Class Y | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
TOUCHSTONE MID CAP FUND | Class Y | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
TOUCHSTONE MID CAP FUND | Class Z
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMCTX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	751
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,666
Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.43%)
5 Years	rr_AverageAnnualReturnYear05	6.59%
10 Years	rr_AverageAnnualReturnYear10	12.46%
TOUCHSTONE MID CAP FUND | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMPIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,185
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.12%)
5 Years	rr_AverageAnnualReturnYear05	6.93%
10 Years	rr_AverageAnnualReturnYear10	12.80%
Touchstone Mid Cap Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE MID CAP VALUE FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Mid Cap Value Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of companies with medium market capitalizations.  This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders.  For purposes of the Fund, a medium capitalization company has a market capitalization within the range of market capitalization represented in the Russell Midcap® Value Index (between $540 million to $33.90 billion as of December 31, 2018) at the time of purchase.  The size of the companies in the Russell Midcap Value Index will change with market conditions. The Fund will hold approximately 60 to 80 securities.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Value Investing Risk: Value investing presents the risk that the Fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the Russell Midcap® Value Index.  The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges.  Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the Russell Midcap® Value Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Mid Cap Value Fund — Class A Shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Fourth Quarter 2011 14.14%	Worst Quarter: Third Quarter 2011 (20.13)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

Touchstone Mid Cap Value Fund | Russell MidCap Value Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Russell MidCap® Value Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.29%)
5 Years	rr_AverageAnnualReturnYear05	5.44%
Since Inception	rr_AverageAnnualReturnSinceInception	11.19%
Touchstone Mid Cap Value Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TCVAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[16]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%	[17]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.23%	[17],[18],[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 619
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	919
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,150
Annual Return 2010	rr_AnnualReturn2010	26.00%
Annual Return 2011	rr_AnnualReturn2011	(4.66%)
Annual Return 2012	rr_AnnualReturn2012	14.99%
Annual Return 2013	rr_AnnualReturn2013	32.96%
Annual Return 2014	rr_AnnualReturn2014	9.13%
Annual Return 2015	rr_AnnualReturn2015	(2.28%)
Annual Return 2016	rr_AnnualReturn2016	20.58%
Annual Return 2017	rr_AnnualReturn2017	13.68%
Annual Return 2018	rr_AnnualReturn2018	(17.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.13%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(21.85%)
5 Years	rr_AverageAnnualReturnYear05	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Touchstone Mid Cap Value Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(22.81%)
5 Years	rr_AverageAnnualReturnYear05	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Touchstone Mid Cap Value Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(12.27%)
5 Years	rr_AverageAnnualReturnYear05	1.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Touchstone Mid Cap Value Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TMFCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[16]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.30%	[17]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.98%	[17],[18],[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 301
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,611
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,201
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,611
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.49%)
5 Years	rr_AverageAnnualReturnYear05	3.14%
Since Inception	rr_AverageAnnualReturnSinceInception	8.95%
Touchstone Mid Cap Value Fund | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TCVYX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[16]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%	[17]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.98%	[17],[18],[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	568
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,266
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.89%)
5 Years	rr_AverageAnnualReturnYear05	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%
Touchstone Mid Cap Value Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TCVIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[16]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%	[17]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%	[17],[18],[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	299
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	529
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.79%)
5 Years	rr_AverageAnnualReturnYear05	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	10.19%
TOUCHSTONE PREMIUM YIELD EQUITY FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE PREMIUM YIELD EQUITY FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Premium Yield Equity Fund (the “Fund”) seeks long-term growth of capital and high-current income.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in equity securities without regard to market capitalization.  This is a non-fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of the Fund, equity securities include common stock, depositary receipts, and real estate investment trusts (“REITs”).  The Fund focuses on dividend-paying equity securities of U.S. companies and foreign companies that the sub-advisor, Miller/Howard Investments Inc. (“Miller/Howard”), believes possess attractive long-term return potential, primarily due to lower than average valuations and an improving business outlook.  The Fund may invest up to 40% of its assets in both sponsored and unsponsored American Depositary Receipts (“ADRs”) and other depositary receipts representing interests in foreign securities, including emerging market securities.

Miller/Howard's analytical process includes evaluation of a comprehensive Environmental, Social and Governance ("ESG") profile and assessment of the financial strength of the company.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap Risk:  Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

ESG Investing Risk: The Fund’s environmental, social, and governance screening criteria may cause the Fund to forgo opportunities to buy certain securities, or forgo opportunities to gain exposure to certain industries, sectors, regions and countries. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Real Estate Investment Trust Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values and rental rates and increases in property taxes. REITs typically incur fees that are separate from those of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 3000® Value Index and the Dow Jones U.S. Select Dividend Index.  The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 3000® Value Index and the Dow Jones U.S. Select Dividend Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Premium Yield Equity Fund — Class A Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Third Quarter 2009 13.77%	Worst Quarter: First Quarter 2009 (13.74)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

TOUCHSTONE PREMIUM YIELD EQUITY FUND | Russell 3000 Value Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(8.58%)
5 Years	rr_AverageAnnualReturnYear05	5.77%
Since Inception	rr_AverageAnnualReturnSinceInception	11.12%
TOUCHSTONE PREMIUM YIELD EQUITY FUND | Dow Jones U.S Select Dividend Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Select Dividend Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.94%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TPYAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 616
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,214
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,089
Annual Return 2009	rr_AnnualReturn2009	19.12%
Annual Return 2010	rr_AnnualReturn2010	10.59%
Annual Return 2011	rr_AnnualReturn2011	15.25%
Annual Return 2012	rr_AnnualReturn2012	6.93%
Annual Return 2013	rr_AnnualReturn2013	21.68%
Annual Return 2014	rr_AnnualReturn2014	11.34%
Annual Return 2015	rr_AnnualReturn2015	(10.50%)
Annual Return 2016	rr_AnnualReturn2016	17.42%
Annual Return 2017	rr_AnnualReturn2017	12.43%
Annual Return 2018	rr_AnnualReturn2018	(9.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.74%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.68%)
5 Years	rr_AverageAnnualReturnYear05	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(16.88%)
5 Years	rr_AverageAnnualReturnYear05	0.57%
Since Inception	rr_AverageAnnualReturnSinceInception	7.05%
TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.96%)
5 Years	rr_AverageAnnualReturnYear05	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TPYCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,391
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,391
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.95%)
5 Years	rr_AverageAnnualReturnYear05	2.78%
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TPYYX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,209
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.23%)
5 Years	rr_AverageAnnualReturnYear05	3.81%
Since Inception	rr_AverageAnnualReturnSinceInception	9.19%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Sands Capital Select Growth Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies that the sub-advisor, Sands Capital Management, LLC, believes have above-average potential for revenue or earnings growth.  This is a non-fundamental investment policy that the Fund can change upon 60 days’ prior notice to shareholders.  The Fund emphasizes investments in large capitalization growth companies.  The weighted-average market capitalization of these companies is generally in excess of $25 billion, and the Fund generally does not invest in companies that have a market capitalization of less than $2 billion.  The Fund will typically own between 25 and 35 companies.

The Fund is non-diversified and invests a significant percentage of its assets in the securities of a single company or in the securities of a smaller number of companies than a diversified fund. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Growth-Investing Risk:  Growth-oriented funds may underperform when value investing is in favor, and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Sector Focus Risk: A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	An underlying fund may be non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of an underlying fund’s investment performance, as an underlying fund may be more susceptible to risks associated with a single economic, political, or regulatory event.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 1000® Growth Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 1000® Growth Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Sands Capital Select Growth Fund — Class Z Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: First Quarter 2012 23.75%	Worst Quarter: Fourth Quarter 2018 (17.93)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class Z shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Z shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class Z shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class Z shares' after-tax returns.

The inception date of Class A shares and Class C shares was November 15, 2010. Class A and Class C shares' performance was calculated using the historical performance of Class Z shares for the periods prior to November 15, 2010. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A and Class C shares.

TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Russell 1000 Growth Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.51%)
5 Years	rr_AverageAnnualReturnYear05	10.40%
10 Years	rr_AverageAnnualReturnYear10	15.29%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSNAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.92%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.43%	[22]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,243
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,127
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.61%)
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	17.23%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSNCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.92%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.18%	[22]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 321
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	684
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,174
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,523
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	684
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,174
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,523
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.78%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	17.07%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CFSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.92%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%	[22],[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,420
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.71%
5 Years	rr_AverageAnnualReturnYear05	7.04%
10 Years	rr_AverageAnnualReturnYear10	18.21%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class Z
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	PTSGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.92%	[21]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.42%	[22]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	460
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	798
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,753
Annual Return 2009	rr_AnnualReturn2009	70.58%
Annual Return 2010	rr_AnnualReturn2010	25.13%
Annual Return 2011	rr_AnnualReturn2011	1.80%
Annual Return 2012	rr_AnnualReturn2012	22.87%
Annual Return 2013	rr_AnnualReturn2013	40.60%
Annual Return 2014	rr_AnnualReturn2014	7.90%
Annual Return 2015	rr_AnnualReturn2015	(0.02%)
Annual Return 2016	rr_AnnualReturn2016	(9.05%)
Annual Return 2017	rr_AnnualReturn2017	34.22%
Annual Return 2018	rr_AnnualReturn2018	5.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.93%)
Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	6.77%
10 Years	rr_AverageAnnualReturnYear10	17.94%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class Z | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Years	rr_AverageAnnualReturnYear05	3.10%
10 Years	rr_AverageAnnualReturnYear10	15.88%
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class Z | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.11%
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years	rr_AverageAnnualReturnYear10	15.28%
Touchstone Small Cap Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE SMALL CAP FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Small Cap Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of small capitalization U.S. companies.  This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders.  For purposes of the Fund, a small capitalization company has a market capitalization within the range of market capitalization represented in the Russell 2000® Index (between $7 million to $6.25 billion as of December 31, 2018), the S&P SmallCap 600 Index (between $28 million to $4.19 billion as of December 31, 2018), or the Dow Jones U.S. Small Cap Total Stock Market Index (between $24 million to $7.76 billion as of December 31, 2018) at the time of purchase.  The size of the companies in these indices will change with market conditions.

The sub-advisor, London Company of Virginia d/b/a The London Company (“The London Company”), seeks to purchase financially stable small-cap companies that The London Company believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to their respective market prices.  Guiding principles of The London Company’s small-cap philosophy include: (1) a focus on cash return on tangible capital, not earnings per share, (2) the value of a company is determined by cash inflows and outflows discounted by the optimal cost of capital, (3) a focused investment approach (not diversifying excessively) is essential to good investment results, and (4) low turnover and tax sensitivity enhances real returns.

The Fund will hold securities of approximately 30 to 40 companies.  The London Company invests for the long term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

The Fund is non-diversified and invests a significant percentage of its assets in the securities of one company or in the securities of a smaller number of companies than a diversified fund.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the Russell 2000® Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years and since inception compare with the Russell 2000® Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Small Cap Fund — Class A Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Fourth Quarter 2011 16.94%	Worst Quarter: Fourth Quarter 2018 (17.23)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

Touchstone Small Cap Fund | Russell 2000 Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	10.56%
Touchstone Small Cap Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.66%	[24]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%	[24],[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 635
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,334
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,346
Annual Return 2010	rr_AnnualReturn2010	21.59%
Annual Return 2011	rr_AnnualReturn2011	6.10%
Annual Return 2012	rr_AnnualReturn2012	19.96%
Annual Return 2013	rr_AnnualReturn2013	33.09%
Annual Return 2014	rr_AnnualReturn2014	(1.75%)
Annual Return 2015	rr_AnnualReturn2015	(7.30%)
Annual Return 2016	rr_AnnualReturn2016	11.18%
Annual Return 2017	rr_AnnualReturn2017	5.94%
Annual Return 2018	rr_AnnualReturn2018	(10.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.32%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.35%)
5 Years	rr_AverageAnnualReturnYear05	(1.91%)
10 Years	rr_AverageAnnualReturnYear10	7.93%
Touchstone Small Cap Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(20.21%)
5 Years	rr_AverageAnnualReturnYear05	(4.84%)
10 Years	rr_AverageAnnualReturnYear10	6.03%
Touchstone Small Cap Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.31%)
5 Years	rr_AverageAnnualReturnYear05	(1.34%)
10 Years	rr_AverageAnnualReturnYear10	6.51%
Touchstone Small Cap Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.41%	[24]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.15%	[24],[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	727
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,727
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,262
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,727
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.52%)
5 Years	rr_AverageAnnualReturnYear05	(1.48%)
10 Years	rr_AverageAnnualReturnYear10	7.82%
Touchstone Small Cap Fund | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSFYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%	[24]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%	[24],[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	646
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,429
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.97%)
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
10 Years	rr_AverageAnnualReturnYear10	8.93%
Touchstone Small Cap Fund | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%	[24]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.07%	[24],[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	349
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	608
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,348
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.85%)
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	9.03%
TOUCHSTONE SMALL CAP VALUE FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE SMALL CAP VALUE FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Small Cap Value Fund (the “Fund”) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of the Fund, a small capitalization company has a market capitalization at the time of purchase within the range represented in the Russell 2000® Value Index (between approximately $25 million to $5.74 billion as of December 31, 2018) at the time of purchase. The market capitalization range of the Russell 2000® Value Index will change with market conditions. The Fund will hold approximately 80 to 115 securities.

The Fund's sub-advisor, LMCG Investments, LLC ("LMCG"), employs a fundamental investment process which seeks to identify companies which it believes are selling at a discount to their intrinsic value. In evaluating and selecting potential investments for the Fund, LMCG completes in-depth research and analysis on the securities in the investable universe in an effort to identify leading companies selling at attractive valuations. The research and analysis include an examination of financial statements and assessments of the management team, the company’s competitive strategy and its current market position.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency.  As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Other Investment Companies Risk: The Fund’s investments in other investment companies will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund's investment will fluctuate in response to the performance of such portfolios. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear their proportionate share of the fees and expenses of the Fund and, indirectly, the fees and expenses of the investment companies.

Value Investing Risk: Value investing presents the risk that the Fund’s security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 2000® Value Index.  The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

On July 1, 2016, the Fund changed its investment sub-advisor. Consequently, prior period performance may have been different if the Fund had been managed by the current sub-advisor using its small cap value strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 2000® Value Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Small Cap Value Fund — Class A Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Third Quarter 2009 17.14%	Worst Quarter: Fourth Quarter 2018 (19.22)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A shares' after-tax returns.

The inception date of Class A shares, Class C shares, Class Y shares, and Institutional Class shares was March 1, 2011. On June 10, 2011, Class Z shares were converted to Class A shares. Class A, Class C, Class Y and Institutional Class shares' performance was calculated using the historical performance of Class Z shares for the periods prior to March 1, 2011. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C, Class Y and Institutional Class shares.

TOUCHSTONE SMALL CAP VALUE FUND | Russell 2000® Value Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.86%)
5 Years	rr_AverageAnnualReturnYear05	3.61%
10 Years	rr_AverageAnnualReturnYear10	10.40%
TOUCHSTONE SMALL CAP VALUE FUND | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TVOAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[26]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%	[27]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%	[27],[28]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 641
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,003
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,388
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,465
Annual Return 2009	rr_AnnualReturn2009	18.48%
Annual Return 2010	rr_AnnualReturn2010	25.82%
Annual Return 2011	rr_AnnualReturn2011	(6.26%)
Annual Return 2012	rr_AnnualReturn2012	21.84%
Annual Return 2013	rr_AnnualReturn2013	32.27%
Annual Return 2014	rr_AnnualReturn2014	2.09%
Annual Return 2015	rr_AnnualReturn2015	(13.92%)
Annual Return 2016	rr_AnnualReturn2016	27.84%
Annual Return 2017	rr_AnnualReturn2017	7.21%
Annual Return 2018	rr_AnnualReturn2018	(15.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(20.60%)
5 Years	rr_AverageAnnualReturnYear05	(0.89%)
10 Years	rr_AverageAnnualReturnYear10	7.97%
TOUCHSTONE SMALL CAP VALUE FUND | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(22.01%)
5 Years	rr_AverageAnnualReturnYear05	(1.77%)
10 Years	rr_AverageAnnualReturnYear10	7.39%
TOUCHSTONE SMALL CAP VALUE FUND | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(11.15%)
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	6.50%
TOUCHSTONE SMALL CAP VALUE FUND | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TVOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[26]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.69%	[27]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.21%	[27],[28]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 324
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,781
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,846
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	993
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,781
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,846
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(17.15%)
5 Years	rr_AverageAnnualReturnYear05	(0.46%)
10 Years	rr_AverageAnnualReturnYear10	7.81%
TOUCHSTONE SMALL CAP VALUE FUND | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TVOYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[26]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.74%	[27]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%	[27],[28]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	894
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,008
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.56%)
5 Years	rr_AverageAnnualReturnYear05	0.54%
10 Years	rr_AverageAnnualReturnYear10	8.85%
TOUCHSTONE SMALL CAP VALUE FUND | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TVOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%	[26]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%	[27]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%	[27],[28]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	388
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	690
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,547
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.43%)
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	8.95%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone Ultra Short Duration Fixed Income Fund (the “Fund”) seeks maximum total return consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.  More information about these and other discounts is available from your financial professional, in the section titled “Choosing a Class of Shares” in the Fund’s prospectus and Statement of Additional Information ("SAI") on page 98 and 102, respectively, and in Appendix A–Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus. If you purchase Class Y shares through a broker acting solely as an agent on behalf of its customers, that broker may charge you a commission. Such commissions, if any, are not charged by the Fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 143% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares of Touchstone equity funds and Touchstone fixed income funds if you and your family invest, or agree to invest in the future, at least $25,000 or $50,000, respectively, in such Touchstone funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its assets in fixed-income securities.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds (including those of foreign issuers), mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds and cash equivalent securities including repurchase agreements, commercial paper and variable rate demand notes.

The Fund invests only in investment-grade debt securities and does not invest in non-investment-grade debt securities (i.e., "high yield" or "junk bonds").  Investment-grade debt securities are those having a rating of BBB-/Baa3 or higher from a nationally recognized statistical rating organization ("NRSRO") or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington").

In selecting investments for the Fund, Fort Washington chooses fixed-income securities that it believes are attractively priced relative to the market or to similar instruments.  In addition, Fort Washington considers the “effective duration” of the Fund’s entire portfolio.  Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates.  While the Fund may invest in securities with any maturity or duration, Fort Washington seeks to maintain an effective duration for the Fund of one year or less under normal market conditions.

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. Investments in the Fund are not bank guaranteed, are not deposits, and are not insured by the FDIC or any other federal government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Principal Investment Strategies and Risks” section of the Fund’s prospectus. The Fund is subject to the principal risks summarized below.

Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

•
Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

•
Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

•
Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a NRSRO to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities may fluctuate in price based on deterioration in the value of the collateral underlying the pool of mortgage loans, which may result in the collateral being worth less than the remaining principal amount owed on the mortgages in the pool.

Municipal Securities Risk:  The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of bankruptcy. In addition, a downturn in the national economy may negatively impact the economic performance of issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund’s portfolio securities.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund's performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund's returns.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment impacts both the interest rate sensitivity of the underlying asset, such as an asset-backed or mortgage-backed security and its cash flow projections. Therefore, prepayment risk may make it difficult to calculate the average duration of the Fund’s asset- or mortgage-backed securities which in turn would make it difficult to assess the interest rate risk of the Fund.

Repurchase Agreement Risk: Under all repurchase agreements entered into by the Fund, the Fund’s custodian or its agent must take possession of the underlying collateral.  However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest.  In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.  Repurchase agreements are considered loans by the Fund.

U.S. Government Agencies Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and ICE BofA Merrill Lynch 1-Year U.S. Treasury Note Index. The bar chart does not reflect any sales charges, which would reduce your return.  The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and ICE BofA Merrill Lynch 1-Year U.S. Treasury Note Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Ultra Short Duration Fixed Income Fund — Class Z Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: Third Quarter 2009 0.96%	Worst Quarter: Second Quarter 2013 (0.07)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class Z shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class Z shares' after-tax returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an individual retirement account ("IRA"), 401(k), or other tax-advantaged account.  The after-tax returns shown in the table are for Class Z shares only.  The after-tax returns for other classes of shares offered by the Fund will differ from the Class Z shares' after-tax returns.

The inception dates of Class A shares, Class C shares, Class S shares, Class Y shares, and Institutional Class shares were April 12, 2012, April 12, 2012, October 27, 2017, April 12, 2012 and April 12, 2012, respectively. Class A shares, Class C shares, Class Y shares and Institutional Class shares' performance was calculated using the historical performance of Class Z shares for the periods prior to April 12, 2012. Class S shares' performance was calculated using the historical performance of Class Y shares for the periods prior to October 27, 2017. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class A, Class C, Class S, Class Y and Institutional Class shares.

TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | BofA Merrill Lynch One-Year U.S. Treasury Note Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	0.62%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | BofA Merrill Lynch Three-Month U.S. Treasury Bill Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	0.63%
10 Years	rr_AverageAnnualReturnYear10	0.37%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.69%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 269
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	442
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	629
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,171
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.41%)
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	1.21%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.67%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.19%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 221
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	862
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,936
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	862
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,936
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	0.61%
10 Years	rr_AverageAnnualReturnYear10	0.84%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class S
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SSSGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%	[29]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.94%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,208
Label	rr_AverageAnnualReturnLabel	Class S Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	1.17%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSYYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.44%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 622
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.88%
5 Years	rr_AverageAnnualReturnYear05	1.34%
10 Years	rr_AverageAnnualReturnYear10	1.59%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Z
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSDOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.69%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	424
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 958
Annual Return 2009	rr_AnnualReturn2009	3.32%
Annual Return 2010	rr_AnnualReturn2010	1.75%
Annual Return 2011	rr_AnnualReturn2011	1.50%
Annual Return 2012	rr_AnnualReturn2012	1.82%
Annual Return 2013	rr_AnnualReturn2013	0.54%
Annual Return 2014	rr_AnnualReturn2014	0.59%
Annual Return 2015	rr_AnnualReturn2015	0.40%
Annual Return 2016	rr_AnnualReturn2016	1.51%
Annual Return 2017	rr_AnnualReturn2017	1.31%
Annual Return 2018	rr_AnnualReturn2018	1.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.07%)
Label	rr_AverageAnnualReturnLabel	Class Z Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.64%
5 Years	rr_AverageAnnualReturnYear05	1.09%
10 Years	rr_AverageAnnualReturnYear10	1.43%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Z | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.74%
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	0.70%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Z | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class Z Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.96%
5 Years	rr_AverageAnnualReturnYear05	0.54%
10 Years	rr_AverageAnnualReturnYear10	0.80%
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.39%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	251
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 572
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	1.62%

[1]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended September 30, 2018.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.90%, 1.65%, 0.65%, and 0.57% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[3]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2018.
[4]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.68%, 2.43%, 1.43%, and 1.28% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[5]	Other Expenses are based on estimated amounts for the initial fiscal year.
[6]	Touchstone Advisors, Inc. ("Touchstone Advisors" or the "Advisor") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.69% and 0.59% of average daily net assets for Class Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[7]	Other Expenses are based on estimated amounts for the initial fiscal year.
[8]	Touchstone Advisors, Inc. ("Touchstone Advisors" or the "Advisor") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.54% and 0.44% of average daily net assets for Class Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[9]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2018.
[10]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.69%, 2.44%, 1.44%, and 1.29% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[11]	Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.05%, 1.80%, 0.80%, and 0.72% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[12]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.85%, 1.60%, 0.60%, and 0.50% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[13]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2018.
[14]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.68%, 2.43%, 1.43%, and 1.28% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[15]	Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.24%, 1.99%, 0.99%, 1.24%, and 0.92% of average daily net assets for Classes A, C, Y, Z and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[16]	Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective June 1, 2018.
[17]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and contractual changes in the management fees and will differ from the ratios of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2018.
[18]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.22%, 1.97%, 0.97%, and 0.84% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[19]	Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement will differ from the ratio of net expenses to average net assets that is shown in the annual report for the fiscal year ended September 30, 2018 due to a contractual change in the Fund's expense limitation agreement that took effect June 1, 2018.
[20]	Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.20%, 1.95%, and 0.95% of average daily net assets for Classes A, C and Y shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[21]	See “The Funds’ Management” section of the Fund’s prospectus for additional information.
[22]	Touchstone Funds Group Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit “Other Expenses” to 0.25% for each class of shares. Other expenses include all operating expenses of the Fund except for investment advisory fees, performance fees, shareholder servicing fees, distribution fees (12b–1) and any expenses excluded in the expense limitation agreement. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause Other Expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund's current expense limitation.
[23]	Expenses shown above do not reflect Touchstone Advisors' recoupment of previously waived and/or reimbursed expenses and will differ from the ratio of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2018.
[24]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2018.
[25]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.38%, 2.13%, 1.13%, and 1.05% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[26]	Management Fees have been restated to reflect contractual changes to the Fund's Investment Advisory Agreement effective September 21, 2018.
[27]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and contractual changes in the management fees and will differ from the ratios of expenses to average net assets that is included in the Fund’s annual report for the fiscal year ended September 30, 2018.
[28]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.38%, 2.13%, 1.13%, and 0.98% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
[29]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Funds Group Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.69%, 1.19%, 0.94%, 0.44%, 0.69%, and 0.39% of average daily net assets for Classes A, C, S, Y, Z and Institutional Class shares, respectively. This contractual expense limitation is effective through January 29, 2020, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund's current expense limitation.